Property and Equipment, Net	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 — PROPERTY AND EQUIPMENT, NET

	As of March 31,
	2022	2023
	RMB	RMB
Office real estate	20,995	20,996
Furniture and equipment	5,100	6,267
Production and other machineries	29,713	55,015
Total	55,808	82,278
Less: accumulated depreciation	17,538	20,849
Property and equipment, net	38,270	61,429

Included in furniture and equipment is computer software with net values of RMB0.04 million and RMB0.02 million as of March 31, 2022 and 2023, respectively.

Depreciation charged to expense amounted to RMB3.2 million, RMB3.3 million and RMB4.6 million for the years ended March 31, 2021, 2022 and 2023, respectively.

No impairment for property and equipment was recorded for the years ended March 31, 2021, 2022 and 2023.

Details of production and other machineries lease out under operating lease are as follows:

	As of March 31,
	2022	2023
	RMB	RMB
Cost	29,578	29,578
Less: accumulated depreciation and amortization	9,436	12,094
Net book value	20,142	17,484